Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Reconciliation of Class A ordinary shares reflected in the condensed balance sheet

At March 31, 2022, the redeemable ordinary share subject to possible redemption reflected in the unaudited condensed balance sheet is reconciled in the following table:

Gross proceeds	$125,000,000
Less:
Proceeds allocated to Public Warrants at issuance	(16,548,464)
Redeemable ordinary share issuance costs	(6,647,710)
Plus:
Accretion of carrying value to redemption value	23,196,174
Redeemable ordinary shares subject to possible redemption	$125,000,000

At December 31, 2021, the redeemable ordinary share subject to possible redemption reflected in the balance sheet is reconciled in the following table:

Gross proceeds	$125,000,000
Less:
Proceeds allocated to Public Warrants at issuance	(16,548,464)
Redeemable ordinary share issuance costs	(6,647,710)
Plus: Accretion of carrying value to redemption value	23,196,174
Redeemable ordinary shares subject to possible redemption	$125,000,000

Reconciliation of Net Loss per Ordinary Share

			For the period January 12,
	For the three months ended		2021 (Inception) to
	March 31,		March 31,
	2022		2021
	Ordinary	Founder	Ordinary	Founder
	Shares	Shares	Shares	Shares
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(1,737,558)	$(434,389)	$—	(11,634)

Denominator:
Weighted average shares outstanding	12,500,000	3,187,500	—	2,875,000

Basic and dilution net loss per share	$(0.14)	$(0.14)	$(0.00)	$(0.00)

	For the period January 12,
	2021 (inception) through
	December 31,
	2021
	Ordinary Shares	Founder Shares
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(478,012)	$(351,551)

Denominator:
Weighted average shares outstanding	4,284,703	3,171,069

Basic and dilution net loss per share	$(0.11)	$(0.11)